Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Colonnade Acquisition Corp. | Marketable Securities Held In Trust [Member]
Assets
Total financial assets	$ 200,061,054
Fair Value, Recurring [Member]
Assets
Total financial assets	10,493,000	$ 15,411,000
Liabilities
Total financial liabilities	49,293,000	162,000
Fair Value, Recurring [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Total financial liabilities	49,293,000	162,000
Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets
Total financial assets	10,493,000	15,411,000
Fair Value, Recurring [Member] | Level 1 [Member]
Assets
Total financial assets	10,493,000	15,411,000
Fair Value, Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Assets
Total financial assets	10,493,000	15,411,000
Fair Value, Recurring [Member] | Level 1 [Member] | Colonnade Acquisition Corp. | Marketable Securities Held In Trust [Member]
Assets
Total financial assets	200,061,054
Fair Value, Recurring [Member] | Level 3 [Member]
Liabilities
Total financial liabilities	49,293,000	162,000
Fair Value, Recurring [Member] | Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Total financial liabilities	$ 49,293,000	$ 162,000